Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipmentt

Note 7 - Premises and Equipment

December 31,
2012	2011
(In Thousands)

Land	$ 1,837	$ 1,837
Buildings and improvements	11,490	11,080
Leasehold improvements	1,208	1,053
Furniture, fixtures and equipment	4,031	3,462

	18,566	17,432
Accumulated depreciation and amortization	(4,998)	(3,856)

	$ 13,568	$ 13,576

Buildings and improvements include a building constructed on property leased from a related party (see Note 3).

Rental expenses related to the occupancy of premises and related shared costs for common areas totaled $1,229,000,  $987,000 and $693,000 for the years ended December 31, 2012, 2011, and 2010, respectively. The minimum obligation under non-cancelable lease agreements expiring through April 30, 2031, for each of the years ended December 31 is as follows (in thousands):

2013	$1,007
2014	916
2015	725
2016	737
2017	663
Thereafter	3,912

$7,960